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September 16, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:  RIVERSOURCE LIFE INSURANCE COMPANY ("COMPANY")
     ON BEHALF OF RIVERSOURCE VARIABLE ACCOUNT 10 ("REGISTRANT")
     FILE NOS. 333-79311 AND 811-07355

          RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity

Dear Commissioners:

Registrant certifies that the form of supplement for RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Sincerely,


/s/ Rodney J. Vessels
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Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary